PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation	As of December 31, 2024, 2023 and 2022, ArcelorMittal had
approximately 125,000, 127,000 and 154,000 employees,
respectively, and the total annual compensation of
ArcelorMittal’s employees in 2024, 2023 and 2022 was as
follows:

	Year ended December 31,
Employee Information	2024	2023	2022
Wages and salaries	6,875	6,868	6,463
Defined benefits cost (see note 8.2)	82	148	153
Other staff expenses	1,173	1,318	1,300
Total	8,130	8,334	7,916

Disclosure of Information About Key Management Personnel	The total annual compensation of ArcelorMittal’s key
management personnel, including its Board of Directors, in
2024, 2023 and 2022 was as follows:

	Year ended December 31,
	2024	2023	2022
Base salary and directors fees	12	11	11
Short-term performance- related bonus	13	9	16
Post-employment benefits	1	1	1
Fair value of long-term incentives	14	9	7

Disclosure of Net Defined Benefit Liability (Asset)	Total deferred employee benefits including pension or other
post-employment benefits, are as follows:

	December 31,
	2024	2023
Pension plan benefits	1,310	1,594
Other post-employment benefits and other long-term employee benefits ("OPEB")	884	967
Termination benefits	117	134
Defined benefit liabilities	2,311	2,695
Provisions for social plans (non-current)	27	46
Total	2,338	2,741
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2024
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	5,284	2,498	507	1,987	292
Current service cost	83	16	—	55	12
Interest cost on DBO	250	110	46	67	27
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(7)	—	—	(4)	(3)
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(64)	24	(51)	(26)	(11)
Demographic assumptions	20	20	—	—	—
Financial assumptions	(95)	9	(73)	(21)	(10)
Experience adjustment	11	(5)	22	(5)	(1)
Benefits paid	(402)	(188)	(38)	(145)	(31)
Foreign currency exchange rate differences and other movements	(487)	(196)	(113)	(134)	(44)
Benefit obligation at end of the period	4,614	2,264	351	1,757	242

Change in plan assets
Fair value of plan assets at beginning of the period	3,771	2,517	451	773	30
Interest income on plan assets	171	106	39	25	1
Return on plan assets less than discount rate	64	92	(32)	4	—
Employer contribution	82	22	4	56	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(3)	—	—	—	(3)
Benefits paid	(315)	(187)	(38)	(89)	(1)
Foreign currency exchange rate differences and other movements	(341)	(198)	(98)	(45)	—
Fair value of plan assets at end of the period	3,431	2,352	326	726	27

Present value of the wholly or partly funded obligation	(3,706)	(2,255)	(351)	(1,072)	(28)
Fair value of plan assets	3,431	2,352	326	726	27
Net present value of the wholly or partly funded obligation	(275)	97	(25)	(346)	(1)
Present value of the unfunded obligation	(908)	(9)	—	(685)	(214)
Prepaid due to unrecoverable surpluses	(41)	(35)	(3)	(3)	—
Net amount recognized	(1,224)	53	(28)	(1,034)	(215)

Net assets related to funded obligations	86	79	—	6	1
Recognized liabilities	(1,310)	(26)	(28)	(1,040)	(216)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(28)	(4)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	(6)	1	—	—
Exchange rates changes	1	1	—	—	—
Unrecoverable surplus at end of the period	(41)	(35)	(3)	(3)	—

	Year ended December 31, 2023
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	4,932	2,375	431	1,849	277
Current service cost	74	14	—	48	12
Interest cost on DBO	267	120	43	69	35
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Plan participants’ contribution	1	—	—	1	—
Actuarial (gain) loss	272	130	38	88	16
Demographic assumptions	15	4	—	10	1
Financial assumptions	246	123	33	86	4
Experience adjustment	11	3	5	(8)	11
Benefits paid	(382)	(193)	(40)	(121)	(28)
Divestments (note 2.3.1)	(50)	—	—	—	(50)
Foreign currency exchange rate differences and other movements	167	52	35	56	24
Benefit obligation at end of the period	5,284	2,498	507	1,987	292

Change in plan assets
Fair value of plan assets at beginning of the period	3,466	2,400	391	647	28
Interest income on plan assets	183	118	39	25	1
Return on plan assets less than discount rate	221	118	26	75	2
Employer contribution	89	19	4	66	—
Plan participants’ contribution	1	—	—	1	—
Benefits paid	(297)	(192)	(40)	(64)	(1)
Foreign currency exchange rate differences and other movements	108	54	31	23	—
Fair value of plan assets at end of the period	3,771	2,517	451	773	30

Present value of the wholly or partly funded obligation	(4,198)	(2,487)	(507)	(1,173)	(31)
Fair value of plan assets	3,771	2,517	451	773	30
Net present value of the wholly or partly funded obligation	(427)	30	(56)	(400)	(1)
Present value of the unfunded obligation	(1,086)	(11)	—	(814)	(261)
Prepaid due to unrecoverable surpluses	(35)	(28)	(4)	(3)	—
Net amount recognized	(1,548)	(9)	(60)	(1,217)	(262)

Net assets related to funded obligations	46	42	—	4	—
Recognized liabilities	(1,594)	(51)	(60)	(1,221)	(262)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(27)	(3)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	1	1	—	—	—
Exchange rates changes	(1)	—	(1)	—	—
Unrecoverable surplus at end of the period	(35)	(28)	(4)	(3)	—
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2024
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	971	508	355	108
Current service cost	28	7	18	3
Interest cost on DBO	42	23	12	7
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Actuarial (gain) loss	3	6	(9)	6
Demographic assumptions	11	11	—	—
Financial assumptions	(2)	3	(6)	1
Experience adjustment	(6)	(8)	(3)	5
Benefits paid	(72)	(28)	(35)	(9)
Foreign currency exchange rate differences and other movements	(73)	(40)	(20)	(13)
Benefit obligation at end of the period	888	476	315	97

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(16)	—	(16)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(12)	—	(12)	—
Present value of the unfunded obligation	(872)	(476)	(299)	(97)
Net amount recognized	(884)	(476)	(311)	(97)

	Year ended December 31, 2023
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	866	455	314	97
Current service cost	27	7	17	3
Interest cost on DBO	46	24	14	8
Past service cost - Plan amendments	6	—	(2)	8
Actuarial (gain) loss	64	41	30	(7)
Demographic assumptions	18	18	—	—
Financial assumptions	44	26	19	(1)
Experience adjustment	2	(3)	11	(6)
Benefits paid	(75)	(29)	(35)	(11)
Foreign currency exchange rate differences and other movements	37	10	17	10
Benefit obligation at end of the period	971	508	355	108

Change in plan assets
Fair value of plan assets at beginning of the period	5	—	5	—
Benefits paid	(1)	—	(1)	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(19)	—	(19)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(15)	—	(15)	—
Present value of the unfunded obligation	(952)	(508)	(336)	(108)
Net amount recognized	(967)	(508)	(351)	(108)

Components of Net Periodic Pension and Post-employment Cost	The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2024
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	83	16	—	55	12
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(4)	—	—	(4)	—
Net interest cost (income) on net DB liability (asset)	77	2	7	42	26
Total	111	18	7	48	38

	Year ended December 31, 2023
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	74	14	—	48	12
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Net interest cost (income) on net DB liability (asset)	82	—	4	44	34
Total	159	14	4	89	52

	Year ended December 31, 2022
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	99	24	—	63	12
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Net interest cost (income) on net DB liability (asset)	52	7	5	18	22
Total	130	40	5	51	34
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2024
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	18	3
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Net interest cost (income) on net DB liability (asset)	42	23	12	7
Actuarial gain recognized during the year	(4)	—	(4)	—
Total	55	30	20	5

	Year ended December 31, 2023
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	27	7	17	3
Past service cost - Plan amendments	6	—	(2)	8
Net interest cost (income) on net DB liability (asset)	46	24	14	8
Actuarial loss recognized during the year	11	—	11	—
Total	90	31	40	19

	Year ended December 31, 2022
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	37	11	21	5
Net interest cost (income) on net DB liability (asset)	29	19	4	6
Actuarial gain recognized during the year	(20)	—	(20)	—
Total	46	30	5	11

Expenses recognized in the Consolidated Statement of Operations	The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2024	2023	2022
Net periodic pension cost	111	159	130
Net periodic OPEB cost	55	90	46
Total	166	249	176

Cost of sales	35	100	115
Selling, general and administrative expenses	16	14	—
Financing costs - net	115	135	61
Total	166	249	176

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category	The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	18%
- Asset classes that have a quoted market price in an active market	15%	—	18%
- Asset classes that do not have a quoted market price in an active market	7%	3%	—
Fixed Income Securities (including cash)	25%	63%	59%
- Asset classes that have a quoted market price in an active market	16%	63%	59%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	2%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Other	44%	32%	23%
- Asset classes that have a quoted market price in an active market	—	32%	6%	' [1]
- Asset classes that do not have a quoted market price in an active market	44%	—	17%
Total	100%	100%	100%

	December 31, 2023
	Canada	Brazil	Europe
Equity Securities	27%	2%	8%
- Asset classes that have a quoted market price in an active market	20%	—	8%
- Asset classes that do not have a quoted market price in an active market	7%	2%	—
Fixed Income Securities (including cash)	33%	67%	58%
- Asset classes that have a quoted market price in an active market	24%	67%	58%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	1%	—
Other	31%	30%	34%
- Asset classes that have a quoted market price in an active market	—	30%	7%	' [1]
- Asset classes that do not have a quoted market price in an active market	31%	—	27%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Disclosure of Fair Value of Plan Assets

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	16%
Fixed Income Securities (including cash)	25%	62%	61%
Real Estate	8%	1%	—	'[1]
Other'	45%	34%	23%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Actuarial Assumptions for Defined Benefit Obligations	Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2024	2023	2022	2024	2023	2022
Discount rate
Range	3.40% - 17.00%	3.30% - 18.00%	3.75% - 24.00%	3.40% - 12.15%	3.30% - 10.15%	3.50% - 9.30%
Weighted average	5.07%	5.02%	5.44%	4.73%	4.68%	5.10%
Rate of compensation increase
Range	2.00% - 11.00%	2.00% - 11.00%	2.00% - 15.00%	2.00% - 5.00%	2.00% - 4.80%	2.00% - 4.80%
Weighted average	2.92%	2.93%	3.01%	3.24%	3.26%	3.29%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2024	2023	2022
Healthcare cost trend rate assumed
Range	2.10% - 6.59%	2.20% - 6.59%	2.00% - 4.50%
Weighted average	4.04%	4.06%	3.97%

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2024, the defined benefit obligation for pension plans was 4,614):

	Effect on 2025 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2024 DBO
Change in assumption
100 basis points decrease in discount rate	(13)	504
100 basis points increase in discount rate	11	(414)
100 basis points decrease in rate of compensation	(11)	(105)
100 basis points increase in rate of compensation	12	108
1 year increase of the expected life of the beneficiaries	6	105
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans
(as of December 31, 2024 the defined benefit obligation for post-employment benefit plans was 888):

	Effect on 2025 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2024 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	109
100 basis points increase in discount rate	—	(88)
100 basis points decrease in healthcare cost trend rate	(4)	(51)
100 basis points increase in healthcare cost trend rate	4	63
1 year increase of the expected life of the beneficiaries	1	14

Terms and Conditions of Share-based Payment Arrangements	Conditions of the 2024 grant were as follows:

		Executive Office					Executive Officers
2024 Grant	●	PSUs with a three year performance period				●	PSUs with a three year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	2/3 of target	100% of target	4/3 of target	155% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
		Vesting percentage	100%	150%	200%		ESG (20%): H&S 10%, Climate action 5% and D&I 5%	80% weighted average	100% of target	120% of target	140% of target
							Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three year vesting period
In addition to
the 2024 grant, the summary of outstanding plans as of December 31, 2024 is as follows:

		Executive Office				Executive Officers
2021 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% median	≥120% median		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	50%	100%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%)		100% of target		Vesting percentage	100%	150%
						ESG 20%	100% of target	120% of target
		Vesting percentage		100%			100%	150%
					●	RSUs with a three year vesting period
					●	RSUs with a two year vesting period

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target				Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)		100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage		100%	150%
						Gap to competition (40%)		100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage		100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%		100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage		100%	150%
					●	RSUs with a three year vesting period

		Executive Office				Executive Officers
2023 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Target	Stretch			Threshold	Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	—	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
						ROCE (40%)	2/3 of target	100% of target	4/3 of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	50%	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	—	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
					●	RSUs with a three year vesting period

Summary of Share Unit Plans Outstanding	The following table summarizes the Company’s share unit plans outstanding as of December 31, 2024:

At Grant date						Number of PSUs/RSUs issued as of December 31, 2024
Grant date	Type of plan	Number of PSUs/RSUs	Number of beneficiaries	Maturity	Fair value per PSU/ RSU	PSUs/ RSUs outstanding	PSUs/ RSUs forfeited	PSUs/ RSUs vested
December 5, 2024	RSU	1,636,575	1,092	December 5, 2027	25.33	1,636,575	—	—
December 5, 2024	PSU	1,664,925	847	January 1, 2028	23.89	1,664,925	—	—
December 5, 2024	Executive Office	241,856	2	January 1, 2028	22.35	241,856	—	—
December 8, 2023	RSU	1,269,300	958	December 8, 2026	25.58	1,217,900	47,976	3,424
December 8, 2023	PSU	985,700	256	January 1, 2027	22.06	928,100	57,600	—
December 8, 2023	Executive Office	141,973	2	January 1, 2027	20.49	141,973	—	—
December 13, 2022	RSU	866,000	802	December 13, 2025	27.61	773,900	82,269	9,831
December 13, 2022	PSU	644,800	242	January 1, 2026	23.64	582,700	62,100	—
December 13, 2022	Executive Office	141,564	2	January 1, 2026	22.47	141,564	—	—
December 16, 2021	PSU	575,400	244	January 1, 2025	28.29	482,250	93,150	—
December 16, 2021	Executive Office	109,143	2	January 1, 2025	27.20	109,143	—	—
Total		8,277,236			$20.49 – $28.29	7,920,886	343,095	13,255

Schedule of Share Unit Plan Activity	Share unit plan activity is summarized below as of and for each year ended December 31, 2024, 2023 and 2022:

	RSUs		PSUs and Executive Office
	Number of RSUs	Fair value per RSU	Number of PSUs	Fair value per PSU
Outstanding, December 31, 2021	2,094,950	26.99	4,305,811	20.58
Granted	866,000	27.61	786,364	23.43
Exited	(17,294)	26.21	(673,661)	20.84
Forfeited	(106,506)	26.36	(725,018)	19.54
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35
Granted	1,269,300	25.58	1,127,673	21.86
Exited	(1,232,074)	24.05	(1,434,251)	18.16
Forfeited	(116,576)	26.90	(92,616)	22.21
Outstanding, December 31, 2023	2,757,800	27.88	3,294,302	22.89
Granted	1,636,575	25.33	1,906,781	23.70
Exited	(635,276)	32.54	(565,731)	19.44
Forfeited	(130,724)	28.21	(342,841)	21.74
Outstanding, December 31, 2024	3,628,375	25.90	4,292,511	23.79